ACCOUNTS PAYABLE AND OTHER - Schedule of Accounts Payable and Other Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable	$ 6,873	$ 5,158
Provisions	2,830	1,651
Other liabilities	14,286	11,156
Accounts payable and other	$ 23,989	$ 17,965